Loans - Schedule of Aging of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable
Discount / Premium	$ 18,700	$ 11,200
Non-covered loans, net of unearned income	$ 14,098,211	10,996,500
Past due loans threshold period	120 days
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period	90 days
Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	$ 13,839	23,365
Past due, 60-89 days	6,270	6,202
Past due, greater than 90 days	51,552	35,724
Total past due	71,661	65,291
Current	11,118,859	9,603,423
Non-covered loans, net of unearned income	11,190,520	9,668,714
Recorded investment, greater than 90 days and accruing	$ 624	754
Past due loans threshold period	90 days
Legacy Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	$ 8,133,341	7,002,198
Legacy Loans | Commercial Loans | Commercial Real Estate - Construction
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	801	507
Past due, 60-89 days	0	0
Past due, greater than 90 days	120	69
Total past due	921	576
Current	635,560	483,663
Non-covered loans, net of unearned income	636,481	484,239
Recorded investment, greater than 90 days and accruing	0	0
Legacy Loans | Commercial Loans | Commercial Real Estate - Other
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	2,687	11,799
Past due, 60-89 days	793	148
Past due, greater than 90 days	15,517	6,859
Total past due	18,997	18,806
Current	3,848,584	3,173,766
Non-covered loans, net of unearned income	3,867,581	3,192,572
Recorded investment, greater than 90 days and accruing	95	0
Legacy Loans | Commercial Loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	1,208	1,589
Past due, 60-89 days	739	1,860
Past due, greater than 90 days	6,746	3,225
Total past due	8,693	6,674
Current	2,943,409	2,445,847
Non-covered loans, net of unearned income	2,952,102	2,452,521
Recorded investment, greater than 90 days and accruing	87	200
Legacy Loans | Commercial Loans | Energy-Related
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	15	0
Past due, 60-89 days	0	0
Past due, greater than 90 days	7,081	27
Total past due	7,096	27
Current	670,081	872,839
Non-covered loans, net of unearned income	677,177	872,866
Recorded investment, greater than 90 days and accruing	0	0
Legacy Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	694,023	527,694
Legacy Loans | Residential Mortgage | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	1,075	1,389
Past due, 60-89 days	2,485	2,616
Past due, greater than 90 days	14,116	14,900
Total past due	17,676	18,905
Current	676,347	508,789
Non-covered loans, net of unearned income	694,023	527,694
Recorded investment, greater than 90 days and accruing	442	538
Legacy Loans | Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	2,363,156	2,138,822
Legacy Loans | Consumer and Other Loans | Consumer - Home Equity
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	3,549	4,096
Past due, 60-89 days	870	595
Past due, greater than 90 days	5,628	7,420
Total past due	10,047	12,111
Current	1,565,596	1,278,865
Non-covered loans, net of unearned income	1,575,643	1,290,976
Recorded investment, greater than 90 days and accruing	0	16
Legacy Loans | Consumer and Other Loans | Consumer - Indirect Automobile
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	2,187	2,447
Past due, 60-89 days	518	396
Past due, greater than 90 days	1,181	1,419
Total past due	3,886	4,262
Current	242,328	392,504
Non-covered loans, net of unearned income	246,214	396,766
Recorded investment, greater than 90 days and accruing	0	0
Legacy Loans | Consumer and Other Loans | Consumer - Credit Card
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	394	253
Past due, 60-89 days	113	163
Past due, greater than 90 days	394	1,032
Total past due	901	1,448
Current	76,360	71,297
Non-covered loans, net of unearned income	77,261	72,745
Recorded investment, greater than 90 days and accruing	0	0
Legacy Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	1,923	1,285
Past due, 60-89 days	752	424
Past due, greater than 90 days	769	773
Total past due	3,444	2,482
Current	460,594	375,853
Non-covered loans, net of unearned income	464,038	378,335
Recorded investment, greater than 90 days and accruing	0	0
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	9,039	14,814
Past due, 60-89 days	6,431	6,760
Past due, greater than 90 days	104,843	135,670
Total past due	120,313	157,244
Current	3,137,451	1,751,170
Discount / Premium	(120,856)	(136,084)
Non-covered loans, net of unearned income	3,136,908	1,772,330
Recorded investment, greater than 90 days and accruing	99,422	133,804
Acquired Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	2,065,514	811,884
Acquired Loans | Commercial Loans | Commercial Real Estate - Construction
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	216	2,740
Past due, 60-89 days	117	57
Past due, greater than 90 days	6,994	8,225
Total past due	7,327	11,022
Current	120,467	64,393
Discount / Premium	(2,368)	(4,482)
Non-covered loans, net of unearned income	125,426	70,933
Recorded investment, greater than 90 days and accruing	6,994	8,225
Acquired Loans | Commercial Loans | Commercial Real Estate - Other
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	4,295	4,986
Past due, 60-89 days	2,024	3,330
Past due, greater than 90 days	53,558	67,302
Total past due	59,877	75,618
Current	1,434,966	588,947
Discount / Premium	(50,820)	(50,530)
Non-covered loans, net of unearned income	1,444,023	614,035
Recorded investment, greater than 90 days and accruing	52,067	67,198
Acquired Loans | Commercial Loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	1,016	2,118
Past due, 60-89 days	1,276	70
Past due, greater than 90 days	6,829	4,528
Total past due	9,121	6,716
Current	490,255	119,472
Discount / Premium	(6,900)	(7,014)
Non-covered loans, net of unearned income	492,476	119,174
Recorded investment, greater than 90 days and accruing	5,674	4,528
Acquired Loans | Commercial Loans | Energy-Related
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	0	0
Past due, 60-89 days	0	0
Past due, greater than 90 days	1,368	11
Total past due	1,368	11
Current	2,221	7,731
Discount / Premium	0	0
Non-covered loans, net of unearned income	3,589	7,742
Recorded investment, greater than 90 days and accruing	1,198	11
Acquired Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	501,296	552,603
Acquired Loans | Residential Mortgage | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	73	324
Past due, 60-89 days	1,806	2,788
Past due, greater than 90 days	22,873	30,804
Total past due	24,752	33,916
Current	506,103	559,180
Discount / Premium	(29,559)	(40,493)
Non-covered loans, net of unearned income	501,296	552,603
Recorded investment, greater than 90 days and accruing	21,765	29,553
Acquired Loans | Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	570,098	407,843
Acquired Loans | Consumer and Other Loans | Consumer - Home Equity
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	2,859	3,165
Past due, 60-89 days	997	385
Past due, greater than 90 days	12,525	22,800
Total past due	16,381	26,350
Current	503,635	315,788
Discount / Premium	(29,492)	(32,009)
Non-covered loans, net of unearned income	490,524	310,129
Recorded investment, greater than 90 days and accruing	11,234	22,409
Acquired Loans | Consumer and Other Loans | Consumer - Indirect Automobile
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	0	13
Past due, 60-89 days	0	17
Past due, greater than 90 days	12	9
Total past due	12	39
Current	72	393
Discount / Premium	0	(40)
Non-covered loans, net of unearned income	84	392
Recorded investment, greater than 90 days and accruing	12	9
Acquired Loans | Consumer and Other Loans | Consumer - Credit Card
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	0	10
Past due, 60-89 days	0	0
Past due, greater than 90 days	17	24
Total past due	17	34
Current	565	614
Discount / Premium	0	0
Non-covered loans, net of unearned income	582	648
Recorded investment, greater than 90 days and accruing	17	24
Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Past due, 30-59 days	580	1,458
Past due, 60-89 days	211	113
Past due, greater than 90 days	667	1,967
Total past due	1,458	3,538
Current	79,167	94,652
Discount / Premium	(1,717)	(1,516)
Non-covered loans, net of unearned income	78,908	96,674
Recorded investment, greater than 90 days and accruing	$ 461	$ 1,847